NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 100,968	$ (302,863)
Foreign currency translation gain	30,296	403,831
Ending balance	$ 131,264	$ 100,968